Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
10	TRADE AND OTHER PAYABLES

	As of December 31, 2023	As of December 31, 2022
	USD	USD
Trade payables:
Amount due to third parties	891,797	519,958

Other payables:
Accrued payroll and pension	1,188,861	917,166
GST payables	633,743	362,120
Provision for taxation	117,835	87,822
Others	164,400	126,677
Total trade and other payables	2,996,636	2,013,743

These amounts are non-interest bearing. Trade payables are normally settled on 90 days’ terms.

Other payables relate to non-trade payables to third parties. They are non-interest bearing and have an average term of 3 months.

The exposure of trade and other payables to liquidity risk is disclosed in Note 19